Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2013
Organization and Basis of Presentation
1.	ORGANIZATION AND BASIS OF PRESENTATION

The Company was incorporated on June 18, 1999 as Fly High Holdings Limited under the laws of the British Virgin Islands (“BVI”). In June 2004, the Company changed its name to SouFun Holdings Limited and its corporate domicile to the Cayman Islands and became a Cayman Islands company with limited liability under the Companies Law. The accompanying consolidated financial statements include the financial statements of SouFun Holdings Limited (the “Company”), its subsidiaries located, outside of the People’s Republic of China (the “PRC”) (the “non-PRC subsidiaries”), wholly foreign owned entities in the PRC (the “WOFEs”), entities controlled through contractual arrangements (the “PRC Domestic Entities”) and the PRC Domestic Entities’ subsidiaries. The Company, its non-PRC subsidiaries, WOFEs, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries are collectively referred to as the “Group”.

The Group is principally engaged in the provision of marketing services, e-commerce services, listing services and other value-added services to the real estate and home furnishing industries in the PRC. Details of the Company’s subsidiaries, PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries as of December 31, 2013 were as follows:

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Selovo Investments Limited (“Selovo”)	August 10, 2007	BVI	100%	Investment holding

Pendiary Investments Limited (“Pendiary”)	August 16, 2007	BVI	100%	Investment holding

China Index Academy Limited (“China Index Academy”)	October 26, 2007	Hong Kong	100%	Investment holding

Bravo Work Investments Limited (“Bravo Work”)	October 29, 2007	Hong Kong	100%	Investment holding

SouFun International Limited (“SouFun International”)	August 7, 2000	Hong Kong	100%	Investment holding

China Home Holdings Limited (“China Home”)	April 16, 2010	Cayman Islands	100%	Investment holding

China Home Holdings (BVI) Limited (“China Home (BVI)”)	April 16, 2010	BVI	100%	Investment holding

China Home Holdings (HK) Limited (“China Home (HK)”)	May 12, 2010	Hong Kong	100%	Investment holding

China Institute of Real Estate Agents Limited (“China Institute of Real Estate Agents”)	May 12, 2010	Hong Kong	100%	Investment holding

Wall Street Index Research Center LLC (“Wall Street”)	November 1, 2011	United States of America	100%	Investment holding

China Property Holdings Limited (“China Property”)	April 26, 2011	Cayman Islands	100%	Investment holding

China Property Holdings (BVI) Limited (“China Property (BVI)”)	April 26, 2011	BVI	100%	Investment holding

Hong Kong Property Network Limited (“HK Property”)	May 19, 2011	Hong Kong	100%	Investment holding

Best Scholar Holdings Limited (“Best Scholar”)	July 1, 2011	BVI	100%	Investment holding

Best Scholar Holdings (Delaware) Limited (“Best Scholar (Delaware)”)	March 3, 2011	United States of America	100%	Investment holding

Best Work Holdings (New York) LLC (“Best Work”)	March 14, 2011	United States of America	100%	Investment holding

Sou You Tian Xia Holdings Limited (“Sou You Tian Xia”)	August 31, 2011	Cayman Islands	100%	Investment holding

Sou You Tian Xia Holdings (BVI) Limited (“Sou You Tian Xia (BVI)”)	August 31, 2011	BVI	100%	Investment holding

Sou You Tian Xia Holdings (HK) Limited (“Sou You Tian Xia (HK)”)	September 28, 2011	Hong Kong	100%	Investment holding

Beijing Tuo Shi Huan Yu Network Technology Co.,Ltd. (“Beijing TuoShi”)	March 1, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Jia Shang Li Nian Network Technology Co., Ltd. (“Beijing Jia Shang”)	June 9, 2011	PRC	100%	Provision of technology and information consultancy services

Beijing Sou You Tian Xia Network Technology Co., Ltd. (“Beijing Sou You Tian Xia”)	May 24, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Hua Ju Tian Xia Network Technology Co., Ltd. (“Beijing Hua Ju Tian Xia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Li Man Wan Jia Network Technology Co., Ltd. (“Beijing Li Man Wan Jia”)	July 25, 2012	PRC	100%	Provision of technology and information consultancy services

Beijing Hong An Tu Sheng Network Technology Co., Ltd. (“Beijing Hong An”)	January 1, 2011	PRC	100%	Provision of technology and information consultancy services

Shanghai SouFun Information Co., Ltd. (“SouFun Shanghai”)	May 31, 2000	PRC	100%	Provision of technology and information consultancy services

Tianjin SouFun Network Technology Co., Ltd. (“Tianjin SouFun Network”)	March 1, 2012	PRC	100%	Provision of technology and information consultancy services
SouFun Media Technology (Beijing) Co., Ltd. (“SouFun Media”)	November 28, 2002	PRC	100%	Provision of technology and information consultancy services

Beijing SouFun Network Technology Co., Ltd. (“SouFun Network”)	March 16, 2006	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Shi Zheng Information Technology Co. Ltd., (“Beijing Zhongzhi”)	June 5, 2007	PRC	100%	Provision of technology and information consultancy services

Beijing Zhong Zhi Xun Bo Information Technology Co. Ltd., (“Zhongzhi Xun Bo”)	January 6, 2012	PRC	100%	Provision of technology and information consultancy services

Hangzhou SouFun Network Technology Co., Ltd., (“Hangzhou SouFun Network”)	August 27, 2013	PRC	100%	Provision of technology and information consultancy services

Shanghai BaoAn Hotel Co., Ltd., (“Shanghai BaoAn Hotel”)	March 31, 2013	PRC	75%*	Operation and management of hotel, restaurant and other catering business

Shanghai BaoAn Enterprise Co., Ltd., (“Shanghai BaoAn Enterprise”)	March 31, 2013	PRC	75%*	Lease, resale and management of property

Beijing Jia Tian Xia Advertising Co., Ltd. (“Beijing Advertising”)	September 1, 2000	PRC	Nil	Provision of marketing services, listing services and e-commerce services

Beijing SouFun Internet Information Service Co., Ltd. (“Beijing Internet”)	December 17, 2003	PRC	Nil	Provision of marketing services and listing services

Beijing China Index Information Co., Ltd. (“Beijing China Index”)	November 8, 2004	PRC	Nil	Provision of other value-added services

*	Shanghai China Index owns the remaining 25% equity interest.

Company	Date of Establishment	Place of Establishment	Percentage of Ownership by the Company	Principal Activities

Shanghai Jia Biao Tang Real Estate Broking Co., Ltd. (“Shanghai JBT Real Estate Broking”)	July 7, 2005	PRC	Nil	Provision of marketing services and listing services

Beijing SouFun Science and Technology Development Co., Ltd. (“Beijing Technology”)	March 14, 2006	PRC	Nil	Provision of marketing services and listing services

Shanghai China Index Consultancy Co., Ltd. (“Shanghai China Index”)	December 12, 2006	PRC	Nil	Provision of other value-added services

Shanghai SouFun Advertising Co., Ltd. (“Shanghai Advertising”)	December 12, 2006	PRC	Nil	Provision of marketing services and listing services

Beijing Century Jia Tian Xia Technology Development Co., Ltd. (“Beijing JTX Technology”)	December 21, 2006	PRC	Nil	Provision of marketing services and listing services

Tianjin Jia Tian Xia Advertising Co., Ltd. (“Tianjin JTX Advertising”)	November 22, 2007	PRC	Nil	Provision of marketing services and listing services

Beijing Li Tian Rong Ze Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze”)	September 10, 2009	PRC	Nil	Provision of marketing services and listing services

Beijing Yi Ran Ju Ke Technology Development Co., Ltd. (“Beijing YiRanJuKe”)	September 10, 2011	PRC	Nil	Provision of marketing services and listing services

Beijing Li Tian Rong Ze Wan Jia Technology Development Co., Ltd. (“Beijing Li Tian Rong Ze Wan Jia”)	December 1, 2012	PRC	Nil	Provision of marketing services and listing services

Shanghai BaoAn Property Management Co., Ltd., (“Shanghai BaoAn Property”)	March 31, 2013	PRC	Nil	Property Management

To comply with PRC laws and regulations which restrict foreign control of companies involved in internet content provision (“ICP”) and advertising businesses, the Company operates its websites and provides online marketing advertising services in the PRC through its PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries. The equity interests of the PRC Domestic Entities are legally held directly by Vincent Tianquan Mo, executive chairman of the board of directors, and Richard Jiangong Dai, chief executive officer. The effective control of the PRC Domestic Entities is held by the Company through three of its WOFEs, SouFun Network, SouFun Media and Beijing Hong An, as a result of a series of contractual arrangements and their supplementary agreements signed with each of the PRC Domestic Entities which arrangements and agreements contain similar provisions regarding obligations and rights of the Company and the PRC Domestic Entities (hereinafter, together the “Contractual Agreements”). As a result of the Contractual Agreements, the Company maintains the ability to approve decisions made by the PRC Domestic Entities, is entitled to substantially all of the economic benefits from the PRC Domestic Entities and is obligated to absorb all of the PRC Domestic Entities’ expected losses.

Therefore, the Company consolidates the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries in accordance with SEC Regulation S-X Rule 3A-02 and Accounting Standards Codification (“ASC”) 810, “Consolidation”.

The following is a summary of the standardized Contractual Agreements:

Exclusive Technical Consultancy and Service Agreements

The WOFEs provide the following exclusive technical services to the PRC Domestic Entities: (i) access to information assembled by the WOFEs concerning the real estate industry and companies in this sector to enable the PRC Domestic Entities to target potential customers and provide research services; and (ii) technical information technology system support to enable the PRC Domestic Entities to service the advertising and listing needs of its customers. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Operating Agreements

Pursuant to the operating agreements, each PRC Domestic Entity and its legal shareholders have agreed not to enter into any transaction that would substantially affect the assets, rights, obligations or operations of the PRC Domestic Entity without prior written consent from the WOFEs. In addition, the PRC Domestic Entities will appoint or remove their directors and executive officers based on instruction from the WOFEs. The agreements are effective for 10 years and can be extended indefinitely at the sole discretion of the WOFEs.

Equity Pledge Agreements, Shareholders Proxy Agreements and Exclusive Call Option Agreements

In order to secure the payment obligations of each PRC Domestic Entity under the exclusive technical consultancy and service agreements, the legal shareholders have pledged their entire respective ownership interests in each Domestic PRC Entity to the WOFEs. The legal shareholders shall not transfer the pledged ownership interests without the prior written consent from the WOFEs. The WOFEs are entitled to dividends and funds obtained through conversion, auction or sale of the ownership interests that the legal shareholders pledged to the WOFEs. The agreements are effective for 10 years and can be extended at the sole discretion of the WOFEs.

The legal shareholders irrevocably appoint the WOFEs to act as proxy for the legal shareholders to exercise their respective rights as shareholders of the PRC Domestic Entities to attend shareholders’ meetings and cast votes. The agreements will remain valid until terminated upon written consent by the WOFEs, the PRC Domestic Entities and their legal shareholders or by their successors.

The Company or any third party designated by the Company has the exclusive right to acquire from the legal shareholders the whole or part of the respective equity interests in each PRC Domestic Entity at a price equivalent to the historical cost when permitted by applicable PRC laws and regulations. The legal shareholders shall not sell, transfer or dispose of the equity interests in the PRC Domestic Entities without the prior written consent of the Company or any third party designated by the Company. The proceeds from the exercise of the call option will be applied to repay the loans under the loan agreements. The Company does not have to make any additional payment to the legal shareholders. The PRC Domestic Entities will not distribute any dividend without the prior written consent from the WOFEs. The agreements have a term of 10 years and can be extended indefinitely at the sole discretion of the Company.

Loan Agreements

The WOFEs provided loans to the legal shareholders to enable them to contribute the registered capital of the PRC Domestic Entities. Under the terms of the loan agreements, the legal shareholders will repay the loans by transferring their legal ownership in the PRC Domestic Entities to the WOFEs when permitted by applicable PRC laws and regulations. Any gains from the transfer shall be paid back to the WOFEs or any third party designated by the WOFEs. The repayment term of the loans was not stated in the agreements. The legal shareholders shall be liable to repay their respective portions of the loans by transferring their entire respective equity interests in the PRC Domestic Entities upon the written request of the WOFEs when they terminate their employment with the WOFEs.

Supplementary Agreements

In addition to the above contractual agreements, the Company, the WOFEs, the PRC Domestic Entities and their legal shareholders entered into supplementary agreements in March 2010 to memorialize certain terms previously agreed amongst the Company, the WOFEs, the PRC Domestic Entities and their shareholders. While this supplementary agreement was signed in 2010, the terms, intent and substance of all the agreements above remained unchanged. All provisions in the supplementary agreement have been incorporated into the standardized contractual agreements signed subsequent to March 2010. Pursuant to the supplementary agreement:

•	the WOFEs have unilateral discretion in setting the technical service fees charged to the PRC Domestic Entities;

•	the WOFEs are obligated to provide financial support to the PRC Domestic Entities in the event the PRC Domestic Entities incur losses;

•	the annual budget of the PRC Domestic Entities should be assessed and approved by the WOFEs;

•	the legal shareholders agree to remit any profits distributed from the PRC Domestic Entities to the Company upon request by the Company; and

•	the PRC Domestic Entities are obligated to transfer their entire retained earnings, after deduction of PRC income tax, to the WOFEs in the form of a donation upon the WOFEs’ request.

Furthermore, the WOFEs and the PRC Domestic Entities entered into supplementary agreements in March 2013 to memorialize the following term previously agreed between the WOFEs and the PRC Domestic Entities when the Exclusive Call Option Agreements were entered into:

•	the legal shareholders agree to remit the purchase consideration received from the exercise of the exclusive right to acquire the equity interests in the PRC Domestic Entities to the WOFEs or any entity designated by the WOFEs.

Through the design of the aforementioned agreements, the shareholders of the PRC Domestic Entities effectively assigned their full voting rights to the WOFEs, which give the WOFEs the power to direct the activities that most significantly impact the PRC Domestic Entities’ economic performance. The WOFEs obtained the ability to approve decisions made by the PRC Domestic Entities and the ability to acquire the equity interests in the PRC Domestic Entities when permitted by PRC law. The WOFEs are obligated to absorb a majority of the expected losses from the PRC Domestic Entities’ activities through providing unlimited financial support to the PRC Domestic Entities and are entitled to receive a majority of profits from the PRC Domestic Entities through the exclusive technical consultancy and service fees. As a result, the Company has determined that the three WOFEs are the primary beneficiaries of the PRC Domestic Entities. Accordingly, in accordance with SEC Regulation S-X Rule 3A-02 and ASC 810, the Company, through the WOFEs, has consolidated the operating results of the PRC Domestic Entities in the Company’s financial statements. Business taxes (“BT”) and value added taxes (“VAT”) relating to service fees charged by the WOFEs are recorded as cost of services.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries included in the Company’s consolidated balance sheets, statements of comprehensive income and statements of cash flows were as follows:

	As of December 31,
	2012	2013
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	41,213	135,814
Restricted cash, current	—	255,917
Short-term investments	25,455	10,138
Accounts receivable (net of allowance of US$3,648 and US$3,595 as of December 31, 2012 and 2013, respectively)	8,945	13,177
Prepayments and other current assets	4,000	21,549
Deferred tax assets, current	629	565

Total current assets	80,242	437,160

Non-current assets:
Property and equipment, net	15,747	16,068
Long-term investment	—	34,251
Restricted cash, non-current	358,960	224,039
Deferred tax assets, non-current	1,683	11
Other non-current assets	11,219	10,466

Total non-current assets	387,609	284,835

Total assets	467,851	721,995

Current liabilities:
Deferred revenue	19,891	28,284
Accrued expenses and other liabilities	43,170	57,380
Customer’s refundable fees	8,926	10,418
Income tax payable	12,287	95
Intercompany payable to the WOFEs	188,028	409,983

Total current liabilities	272,302	506,160

Non-current liabilities:
Other non-current liabilities	—	7

Total non-current liabilities	—	7

Total liabilities	272,302	506,167

Net assets	195,549	215,828

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Total revenues	121,349	157,859	93,715
Net income	35,457	58,898	10,131

	For the Years Ended December 31,
	2011	2012	2013
	US$	US$	US$
Net cash generated from operating activities	222,265	109,216	211,049
Net cash generated from (used in) investing activities	24,415	(32,406)	14,427
Net cash used in financing activities	(277,895)	(71,151)	(117,616)

The PRC Domestic Entities had no intercompany payable to the WOFEs for accrued service fees as of December 31, 2012 and 2013, whereas the technology consultancy service fees charged by the WOFEs to the PRC Domestic Entities were US$774, nil and nil during the years ended December 31, 2011, 2012 and 2013, respectively.

As of December 31, 2013, except for the current and non-current restricted cash of US$479,956 pledged to secure bank borrowings of the Group (Note 11), there was no other pledge or collateralization of the assets of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries.

Creditors of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have no recourse to the general credit of their respective primary beneficiary. The amounts of liabilities of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries have been parenthetically presented on the consolidated balance sheets. The PRC Domestic Entities held certain registered copyrights, trademarks and registered domain names, including the official website www.soufun.com, which are used for the Group’s business operations. All of these revenue-producing assets were internally developed, for which the Group did not incur significant development costs. There were no assets of the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries that can only be used to settle their own obligations. The WOFEs have not provided any financial support that they were not previously contractually required to provide to the PRC Domestic Entities and the PRC Domestic Entities’ subsidiaries during the years presented.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).